Debt - Additional information (Details) - USD ($) $ in Millions							1 Months Ended			9 Months Ended
	Oct. 24, 2017	Aug. 04, 2016	Jul. 29, 2016	Mar. 10, 2016	Jan. 13, 2016	Sep. 12, 2014	May 31, 2017	Sep. 30, 2014	May 22, 2014	Sep. 30, 2019
Required Minimum Solvency Covenant										30.00%
Required Minimum Cash Balance										$ 21.2
Minimum Net Worth Required										$ 150.0
Debt Instrument Maturity Period						September 2021
Minimum [Member]
Cash and Cash Equivalent Percentage										5.00%
Fair market Value Percentage										130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 13.5
NIBC Bank Facility [Member] | Tranche One [Member]
Debt Instrument, Basis Spread on Variable Rate			2.50%
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate								2.90%
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.90%
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 39.0
Proceeds from Lines of Credit				$ 25.0
Debt Instrument, Description of Variable Rate Basis									LIBOR plus 2.50%
CACIB Bank Facility [Member] | Tranche One [Member]
Long-term Line of Credit				2.3
CACIB Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount				$ 25.0
CACIB Bank Facility [Member] | LIBOR [Member]
Debt Instrument Maturity Period				2022
ABN DVB NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount		$ 36.6
Short-term Debt, Refinanced, Amount							$ 20.1
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.75%			LIBOR plus 2.55%
ABN DVB NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument Maturity Period					2022
Nordea SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 151.0
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 2.50%
Debt Instrument Maturity Period					2022
ABN Revolving Facility [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.5%
Short-term Debt	$ 15.0